Rent Expenses - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Leases Disclosure [Line Items]
Rent expenses under cancelable and non-cancelable operating leases	$ 188,915	¥ 15,491,000	¥ 14,480,000	¥ 13,823,000